CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 26, 2014	Sep. 27, 2013
Cash Flows from Operating Activities:
Net Loss	$ (37,473)	$ (7,514)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	39,567	37,583
Impairment of other intangible assets	67,500	0
Amortization of deferred lease incentive obligation	(622)	(633)
Amortization of deferred debt financing costs	(3,129)	(2,836)
Amortization of debt discount (premium)	(476)	(2,342)
Tender premiums and expenses on OpCo Notes	18,510	0
Write-off of unamortized OpCo Notes fair value adjustment	(17,803)	0
Write-off of deferred debt issuance costs	3,465	0
Share-based compensation	2,591	3,933
Deferred income taxes	(32,809)	(13,038)
Provision for doubtful accounts	2,186	1,816
Loss (gain) on disposal of property and equipment	42	(1)
Other	(63)	(300)
Changes in assets and liabilities:
Accounts receivable - trade	(34,210)	(30,381)
Inventories	(11,518)	(11,768)
Prepaid expenses and other current assets	1,842	(830)
Other assets	(319)	(91)
Accounts payable	13,051	10,650
Accrued expenses and other current liabilities	4,397	17,525
Accrued interest	(11,524)	(2,026)
Income taxes	15,511	5,899
Other liabilities	(13)	(226)
Net cash provided by operating activities	24,961	11,092
Cash Flows from Investing Activities:
Purchases of property and equipment, net	(13,254)	(14,415)
Net cash used in investing activities	(13,254)	(14,415)
Cash Flows from Financing Activities:
Proceeds from ABL Facility	82,000	104,000
Payments on ABL Facility	(116,000)	(111,500)
Proceeds from issuance of Term Loan Facility, net	349,125	0
Payments on Term Loan Facility	(1,750)	0
Payment of deferred debt financing costs	(8,024)	(228)
Repayment of OpCo Notes	(300,000)	0
Payment of tender premiums and expenses on OpCo Notes	(18,510)	0
Increase in purchase card payable, net	1,419	1,845
Payments on capital lease obligations	(145)	(399)
Proceeds from issuance of common stock	365	800
Net cash used in financing activities	(11,520)	(5,482)
Effect of exchange rate changes on cash and cash equivalents	(162)	(128)
Net increase (decrease) in cash and cash equivalents	25	(8,933)
Cash and cash equivalents at beginning of period	6,102	15,801
Cash and cash equivalents at end of period	6,127	6,868
Cash paid (received) during the period for:
Interest	53,480	48,714
Income taxes, net of refunds	(6,510)	(313)
Schedule of Non-Cash Investing and Financing Activities:
Capital expenditures incurred but not yet paid	$ 433	$ 603